Acquisitions, Divestitures and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Net Sales and Income Before Income Taxes for Kigre, G-Air, Doss Aviation, Adaptive Methods, Open Water Power, OceanServer and ETD Business
Net sales and income before income taxes for Kigre, G-Air, Doss Aviation, Adaptive Methods, Open Water Power, OceanServer and the ETD business, included in L3’s consolidated statement of operations for the year ended December 31, 2017, are presented in the table below.

Year Ended December 31, 2017
(in millions)
Net sales	$80
Loss before income taxes	$(1)

Unaudited Pro Forma Statements of Operations Data
The unaudited pro forma Statements of Operations data below include adjustments for additional amortization expense related to acquired intangible assets and depreciation assuming the 2017 and 2016 acquisitions had occurred on January 1, 2016 and January 1, 2015, respectively.

	Year Ended December 31,
	2017	2016
	(in millions, except per share data)
Pro forma net sales	$9,638	$9,493
Pro forma income from continuing operations attributable to L3	$753	$621
Pro forma net income attributable to L3	$677	$712
Pro forma diluted earnings per share from continuing operations	$9.46	$7.88
Pro forma diluted earnings per share	$8.51	$9.03

Components of Pre-tax (Loss) Gain Recognized, Proceeds Received and Net Sales Included in Continuing Operations From Business Divestitures
The table below presents pre-tax loss recognized, the proceeds received and net sales included in continuing operations from these business divestitures.

	Year Ended December 31, 2015
	Pre-Tax Loss	Proceeds Received	Net Sales
	(in millions)
MSI divestiture	$(17)	$318	$185
BSI divestiture	(4)	26	7
Tinsley Product Line divestiture	(8)	4	9
Klein divestiture	(2)	10	8
Total	$(31)	$358	$209
The table below presents pre-tax (loss) gain recognized, the proceeds received and net sales included in continuing operations from these divestitures.

	Year Ended December 31, 2017
	Pre-Tax (Loss) gain	Proceeds Received	Net Sales
	(in millions)
Aviation Jet Services divestiture	$(5)	$1	$1
Coleman divestiture	(3)	17	9
Display Product Line divestiture	4	7	—
Total	$(4)	$25	$10

Net Sales and Income Before Income Taxes for Aviation Jet Services, Coleman, the Display Product Line, MSI, BSI, the Tinsley Product Line and Klein
Net sales and income before income taxes for Aviation Jet Services, Coleman, the Display Product Line, MSI, BSI, the Tinsley Product Line and Klein, included in L3’s consolidated statements of operations, are presented in the table below on an aggregate basis, and are included in income from continuing operations for all periods presented.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Net sales	$10	$59	$259
Income before income taxes	$2	$8	$8

Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Major Classes of Assets and Liabilities Included as Discontinued Operations/Held For Sale
The major classes of assets and liabilities included as held for sale related to the Aerostructures businesses are presented in the table below.

December 31, 2017

Assets
Billed receivables	$14
Contracts in process	33
Total current assets	47
Property, plant and equipment, net	34
Goodwill	52
Identifiable intangible assets	2
Total assets classified as held for sale	$135

Liabilities
Accounts payable, trade	$3
Accrued employment costs	2
Accrued expenses	3
Other current liabilities	5
Total current liabilities	13
Deferred income taxes	4
Total liabilities classified as held for sale	$17

Vertex Aerospace and NSS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Statement of Operations Data Classified as Discontinued Operations
The table below presents the statements of operations data for Vertex Aerospace and NSS. The amounts presented in discontinued operations include allocated interest expenses for debt not directly attributable or related to L3’s other operations. Interest expense was allocated in accordance with the accounting standards for discontinued operations and were based on the ratio of their net assets to the sum of: (1) total L3 consolidated net assets and (2) L3 consolidated total debt.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Net sales	$1,429	$1,402	$2,334
Cost of sales	(1,342)	(1,357)	(2,259)
(Loss) gain related to business divestiture(1)	(1)	64	—
Goodwill impairment charges(2)	(187)	—	(909)
Operating (loss) income from discontinued operations	(101)	109	(834)
Interest expense allocated to discontinued operations	(2)	(5)	(26)
(Loss) income from discontinued operations before income taxes	(103)	104	(860)
Income tax benefit (expense)	27	(13)	128
(Loss) income from discontinued operations net of income taxes	$(76)	$91	$(732)
__________________

(1)
For the year ended December 31, 2017, the Company recognized $1 million of trailing expenses related to the sale of NSS. The year ended December 31, 2016 included a gain of $64 million (before and after income taxes) on the sale of NSS.

(2)
Due to a decline in estimated fair value, the Company recorded goodwill impairment charges for the years ended December 31, 2016 and 2015. The impairment charge of $187 million recorded during 2017 relates to Vertex Aerospace. The impairment charge of $909 million recorded during 2015 consists of: (i) $571 million related to NSS and (ii) $338 million related to Vertex Aerospace.

Vertex Aerospace [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Major Classes of Assets and Liabilities Included as Discontinued Operations/Held For Sale
The major classes of assets and liabilities included in discontinued operations related to Vertex Aerospace are presented in the table below. As discussed above, since the sale of NSS was completed on February 1, 2016, the balances below do not reflect NSS. These balances have been classified as current as the sale is expected to be completed within one year and the proceeds are not expected to be used to pay down long-term debt.

	December 31, 2017	December 31, 2016
	(in millions)
Assets
Current assets	$284	$271
Property, plant and equipment, net	13	14
Goodwill	—	187
Other Intangible Assets	7	9
Other assets	2	—
Total assets of discontinued operations	$306	$481

Liabilities
Accounts payable, trade	$63	$16
Other current liabilities	131	160
Current liabilities	194	176
Long-term liabilities	32	59
Total liabilities of discontinued operations	$226	$235